CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (unaudited) - USD ($) $ in Thousands		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2018		Sep. 30, 2017		Sep. 30, 2018		Sep. 30, 2017		Dec. 31, 2017		Dec. 31, 2016
Income Statement [Abstract]
Revenues:
Cost of revenues
Rental income		$ 15				$ 26
Rental expense		3				4
Gross profit		12				22
Operating expenses:
General and administrative		783		2,705		2,926		4,553		10,817
Impairment of investment in other company (Note 5)										1,439
Total operating expenses		783		2,705		2,926		4,553		12,256
Operating loss		(771)		(2,705)		(2,904)		(4,553)		(12,256)
Revaluation of Option to purchase redeemable convertible B preferred stock		993				3,288				(3,018)
Incremental value due to extinguishment of option to purchase redeemable convertible preferred stock (Note 5)		440				440
Revaluation of asset contribution related financial instruments, net				326				2,948		(1,392)
Interest and other financing income (expense), net		(22)		20		(96)		(26)		(267)
Income (loss) from continuing operations, before taxes on income		640		(2,359)		728		(1,631)		(16,933)
Taxes on income (Note 6)		(12)				(221)
Income (loss) from continuing operations		628		(2,359)		507		(1,631)		(16,933)
Discontinued operations:
Income (loss) from discontinued operations (Note 2)		66		(797)		286		(2,235)		(2,459)		(13,264)
Net income (loss) including portion attributable to non-controlling interest		694		(3,156)		793		(3,866)		(19,392)		(13,264)
Loss attributable to non-controlling interest						2				8
Net income (loss)		694		(3,156)		795		(3,866)		(19,384)		(13,264)
Dividend on redeemable convertible preferred stock (Note 5)	[1]	(36)				(177)
Deemed dividend related to remediation agreement (Note 5)		(446)				(446)
Accretion of redeemable convertible preferred stock to redemption value (Note 5)		(33)	[2]		[2]	(2,001)	[2]		[2]	$ (3)	[3]		[3]
Net income (loss) attributable to common stockholders and participating securities		$ 179		$ (3,156)		$ (1,829)		$ (3,866)
Basic net income (loss) per share (Note 3):
Continuing operations (in dollars per share)		$ 0.01		$ (0.23)		$ (0.13)		$ (0.23)
Discontinued operations (in dollars per share)		0.00		(0.02)		0.02		(0.32)
Basic net income (loss) per share (in dollars per share)		0.01		(0.25)		(0.11)		(0.55)
Diluted net loss per share (Note 3):
Continuing operations (in dollars per share)		0.01		(0.04)		(0.13)		(0.07)
Discontinued operations (in dollars per share)		0.00		0.07		0.02		(0.03)
Earnings Per Share, Diluted (in dollars per share)		$ 0.01		$ 0.03		$ (0.11)		$ (10)
Basic and diluted net loss per share:
Continuing operations (in dollars per share)										$ (3.07)
Discontinued operations (in dollars per share)										(0.45)		(3.18)
Basic and diluted net loss per share (in dollars per share)										$ (3.52)		$ (3.18)
Shares used in computing basic net loss per share (in shares)		14,423,697		5,240,328		13,055,528		5,021,734
Shares used in computing diluted net loss per share (in shares)		21,263,997		70,179,866		13,055,528		53,816,083
Shares used in computing basic and diluted net loss per share (in shares)										5,073,751		4,171,549
Other comprehensive income (loss):
Reclassification of cumulative translation adjustment to statement of operations				$ 207				$ 3,228		$ 3,228
Foreign currency translation adjustments		(65)		(16)		(48)		262		189		(2,810)
Total other comprehensive income		(65)		191		(48)		3,490		3,417		(2,810)
Comprehensive income (loss)		$ 629		$ (2,965)		$ 747		$ (376)		$ (15,967)		$ (16,074)

[1]	The net loss used for the computation of basic and diluted net loss per share for three and nine months ended September 30, 2018, includes the preferred dividend requirement of 8% per share per annum for the Series B Preferred Stock, compounded annually which shall be distributed to stockholders in case of distributable assets determined in the Company's certificate of designation under the liquidation preference right (see also Note 5).
[2]	Based on the rights and privileges of Series B Preferred Stock, since the Company did not obtain shareholder approval at March 31, 2018, the then outstanding Series B Preferred Stock became redeemable at the option of OFI. Consequently, in each reporting period commencing March 31, 2018, the outstanding Series B Preferred Stock is recorded at its maximum redemption value until occurrence of redemption or conversion. These shares were cancelled as a result of the entry into the Remediation Agreement on September 24, 2018 as described below (see also Note 5).
[3]	The net loss used for the computation of basic and diluted net loss per share for the year ended December 31, 2017, includes the dividend requirement of 8% per share per annum for the Series B preferred stock, compounded annually which shall be distributed to stockholders in case of distributable assets determined in the Company's certificate of designation (the "Certificate of Designation") under the liquidation preference right (see also Note 14).